Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 29,256	$ 28,235
Impairment losses recognized in earnings	(57)	(132)
Ending balance	30,352	29,256
COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	83,612	82,053
Additions	5,961	5,893
Business disposition	(195)	(14)
Transfers	(870)	(1,087)
Retirements and disposals	1,612	3,101
Impairment losses recognized in earnings	(42)	(132)
Reclassified to assets held for sale	(18)
Ending balance	86,836	83,612
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(54,356)	(53,818)
Business disposition		(21)
Transfers	25	0
Retirements and disposals	(1,545)	(3,053)
Reclassified to assets held for sale	6
Depreciation	3,745	3,660
Business disposition	(18)
Other	(73)	(48)
Ending balance	(56,484)	(54,356)
NETWORK INFRASTRUCTURE AND EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,639	21,801
Ending balance	23,750	22,639
NETWORK INFRASTRUCTURE AND EQUIPMENT | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	71,875	70,923
Additions	2,990	2,824
Business disposition	8	11
Transfers	1,368	1,180
Retirements and disposals	1,557	3,063
Impairment losses recognized in earnings	0	0
Reclassified to assets held for sale	(8)
Ending balance	74,676	71,875
NETWORK INFRASTRUCTURE AND EQUIPMENT | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(49,236)	(49,122)
Business disposition		(14)
Transfers	23	2
Retirements and disposals	(1,508)	(3,025)
Reclassified to assets held for sale	6
Depreciation	3,254	3,195
Business disposition	(1)
Other	(72)	(44)
Ending balance	(50,926)	(49,236)
LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,019	4,193
Ending balance	4,247	4,019
LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,139	8,889
Additions	795	394
Business disposition	(103)	(28)
Transfers	79	51
Retirements and disposals	53	35
Impairment losses recognized in earnings	(42)	(132)
Reclassified to assets held for sale	(10)
Ending balance	9,805	9,139
LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,120)	(4,696)
Business disposition		(7)
Transfers	2	(2)
Retirements and disposals	(37)	(28)
Reclassified to assets held for sale	0
Depreciation	491	465
Business disposition	(17)
Other	(1)	(4)
Ending balance	(5,558)	(5,120)
ASSETS UNDER CONSTRUCTION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,598	2,241
Ending balance	2,355	2,598
ASSETS UNDER CONSTRUCTION | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,598	2,241
Additions	2,176	2,675
Business disposition	(100)	3
Transfers	(2,317)	(2,318)
Retirements and disposals	2	3
Impairment losses recognized in earnings	0	0
Reclassified to assets held for sale	0
Ending balance	2,355	2,598
ASSETS UNDER CONSTRUCTION | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Business disposition		0
Transfers	0	0
Retirements and disposals	0	0
Reclassified to assets held for sale	0
Depreciation	0	0
Business disposition	0
Other	0	0
Ending balance	$ 0	$ 0